PENSION AND OTHER POSTRETIREMENT BENEFITS - Pension Benefits (Details) - Pension ongoing income—non-service - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 251	$ 255
Accumulated benefit obligation	249	253
Fair value of plan assets	0	0
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	753	682
Accumulated benefit obligation	736	664
Fair value of plan assets	$ 249	$ 230